Condensed Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Cash	$ 61,344	$ 981,606	$ 300,000
Prepaid expenses	143,511	16,589
Total current assets	204,855	998,195	300,000
Deferred offering costs			87,885
Investments held in Trust Account	277,866,660	277,845,876
Total assets	278,071,515	278,844,071	387,885
Liabilities:
Accounts payable and accrued expenses	2,790,438	28,509
Due to related parties	840,938	55,931	85,851
Advance from Sponsor			300,000
Total current liabilities	3,631,376	84,440	385,851
Deferred underwriting commissions	9,660,000	9,660,000
Warrant Liability	16,850,320	36,620,000
Total liabilities	30,141,696	46,364,440	385,851
Commitments and Contingencies
Shareholders' deficit:
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Ordinary shares
Additional paid-in capital	0		24,310
Accumulated deficit	(28,070,871)	(43,521,059)	(22,966)
Total shareholders' (deficit) equity	(28,070,181)	(43,520,369)	2,034
Total liabilities, Class A ordinary shares subject to possible redemption and shareholders' deficit	278,071,515	278,844,071	387,885
Class A Common Stock
Liabilities:
Class A ordinary shares subject to possible redemption, $0.0001 par value; 27,600,000 shares (at redemption value of $10.00 per share) at September 30, 2021 and December 31, 2020	276,000,000	276,000,000
Shareholders' deficit:
Ordinary shares	0
Total shareholders' (deficit) equity
Class B common stock
Shareholders' deficit:
Ordinary shares	690	690	690
Total shareholders' (deficit) equity	$ 690	$ 690	$ 690